Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Payables and Accruals [Abstract]
Deposits from customers		$ 14,593	$ 12,561
Accrued operating expenses		8,792	9,537
Payables for surtaxes		6,894	8,164
Interest payable		2,804	5,018
Payable to the former owners in Norway Acquisition	[1]	2,162	2,657
Payables for staff-related costs		2,713	1,932
Restoration provision		2,092	1,361	$ 1,364	$ 1,363
Warranty provisions		611
Others		959	1,037
Total		41,620	42,267
Current		39,219	40,617
Non-current		2,401	1,650
Total		$ 41,620	$ 42,267

[1]	Represent balance due to former owners in Norway Acquisition, which is a normal annual dividend authorized prior to the acquisition, thus not considered relevant to the business combination described in Note 6, and listed in other payable.